Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

25. COMMITMENTS AND CONTINGENCIES

The Group has future rental commitments related to its bandwidth leasing charges, office rental, the Services and Advertising Agreements with Sohu and certain other services as follows:

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Services and Advertising Agreements with Sohu (in thousands)	Others (in thousands)
2012	$3,697	$5,092	$30,000	$758
2013	—	3,276	—	196
2014	—	1,099	—	73
2015 and thereafter	—	—	—	29

Total minimum payments required	$3,697	$9,467	$30,000	$1,056

Rental expenses, including bandwidth leasing charges and office rental, were approximately $6.2 million, $8.4 million, and $17.7 million, respectively, for the years ended December 31, 2009, 2010 and 2011 and were charged to the statement of comprehensive income as incurred.

The Group estimated the future capital commitments related to purchase fees of online games developed by third-parties and construction of office building constructed by a third-party as follows:

	Purchase fees of game developed by third-parties (in thousands)	Office building constructed by a third-party (in thousands)
2012	$1,744	$32,448
2013	—	—
2014 and thereafter	—	—

Total minimum payments required	$1,744	$32,448

Amortization expenses related to license fees of online games for the years ended December 31, 2009, 2010 and 2011 were approximately $250,000, $641,000 and $1,944,000, respectively.

The Group did not have any other significant capital and other commitments or guarantees as of December 31, 2011.

The Group did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax positions as of December 31, 2011.

The Group is not currently a party to any legal proceeding, investigation or claim which, in the opinion of the Group's management, is likely to have a material adverse effect on the business, financial condition or results of operations.

The Group has not recorded any legal contingencies as of December 31, 2011.